Share Based Compensation - Summary of Option Allotments Under Share Based Compensation (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning	9,165,197	10,803,412	10,378,925
Granted of share options, Shares		1,349,997	1,141,392
Forfeited of share options, Shares		(1,454,707)	(296,533)
Exercise of share options, Shares		(1,533,505)	(420,372)
Outstanding, Ending balance		9,165,197	10,803,412
Number exercisable at December 31, 2020		6,362,150
Weighted Average Exercise Price, Granted		$ 0.74	$ 0.86
Weighted Average Exercise Price, Forfeited		0.48	0.17
Weighted Average Exercise Price, Exercised		$ 0.09	$ 0.07
Employee Stock Option [Member] | Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning	9,166,762
Granted of share options, Shares	285,498
Forfeited of share options, Shares	(45,120)
Exercise of share options, Shares	(43,519)
Outstanding, Ending balance	9,363,621	9,166,762
Weighted Average Exercise Price, Granted	$ 0.64
Weighted Average Exercise Price, Forfeited	0.61
Weighted Average Exercise Price, Exercised	$ 0.62